FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial assets
Balance, beginning of period	$ 4,135
Balance, end of period	4,290	$ 4,135
Level 3
Financial assets
Balance, beginning of period	1,371	767
Acquisitions		950
Dispositions		(125)
Fair value gains, net and OCI		206
Other		(427)
Balance, end of period		1,371
Level 3 | IFRS 9
Financial assets
Balance, beginning of period	1,371
Acquisitions	188
Dispositions	(2)
Fair value gains, net and OCI	(91)
Other	0
Balance, end of period	$ 1,466	$ 1,371